SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jul. 06, 2019
Cash Flow Statement [Abstract]
Disclosure of supplemental cash flow statement items
Other items comprise:

(US $ millions)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
Stock-based compensation	$1	$1	$2	$2
Pension funding greater than expense	(1)	(1)	(2)	(2)
Cash interest paid (more) less than interest expense	(8)	(8)	1	—
Amortization of debt issue costs	—	—	1	1
Unrealized (gain) loss on outstanding currency forwards	(3)	1	—	1
Unrealized foreign exchange loss (gain) on translation of monetary balances	—	—	4	(2)
Other	—	2	1	2
	$(11)	$(5)	$7	$2
The net change in non-cash operating working capital balances comprises:

(US $ millions)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
Cash provided by (used for):
Accounts receivable	$37	$(29)	$8	$(43)
Prepaids	(2)	1	—	2
Inventory	25	12	(14)	(24)
Accounts payable and accrued liabilities	(21)	35	(66)	(9)
	$39	$19	$(72)	$(74)
Cash interest and income taxes comprise:

(US $ millions)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
Cash interest paid	$19	$17	$20	$17
Cash interest received	—	(1)	(1)	(1)
Cash income taxes paid	16	28	66	101
Cash income taxes received	—	—	(15)	(3)
The net change in financial liabilities comprises:

(US $ millions)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
Long-term debt	$346	$—	$346	$1
Other long-term debt	2	—	82	—
Accrued interest on long-term debt	(8)	(8)	2	(1)
Costs on early extinguishment of 2020 Notes	9	—	9	—
Net increase (decrease) in financial liabilities	$349	$(8)	$439	$—
Cash and non-cash movements in financial liabilities comprise:

(US $ millions)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
Cash movements:
Interest paid	$(19)	$(17)	(20)	(17)
Issuance of debt	350	—	350	—
Debt issuance costs	(4)	—	(4)	—
Accounts receivable securitization drawings	2	—	82	—
	329	(17)	408	(17)
Non-cash movements:
Amortization of debt issue costs	—	—	1	1
Interest expense	12	9	22	16
Debt issuance costs	(2)	—	(2)	—
Costs on early extinguishment of 2020 Notes	10	—	10	—
	20	9	31	17
Net increase (decrease) in financial liabilities	$349	$(8)	$439	$—